Income Taxes - Summary of Movement of the Valuation Allowance (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Income Tax Disclosure [Abstract]
Balance as of January 1	¥ (165,497)	$ (25,364)	¥ (94,511)	¥ (49,541)
Additions	(36,061)	(5,527)	(71,104)	(62,029)
Utilization and reversal of valuation allowances	89,154	13,663
Decrease due to the change of tax rate	12,200	1,870	118	17,059
Balance as of December 31	¥ (100,204)	$ (15,358)	¥ (165,497)	¥ (94,511)